Related parties (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Summary of ADSs	The following table summarizes purchases of ADS by the Company's related parties:

Related party	ADSs purchased	Total purchase price (in millions)
Syncona Portfolio Limited (1)	14,000,000	$28.0
Deep Track Capital, LP (2)	15,000,000	30.0
Qatar Investment Authority (3)	15,000,000	30.0
Armistice Capital, LLC (4)	10,000,000	20.0
Entities affiliated with Blackstone (5)	2,500,000	5.0
	56,500,000	$113.0
(1) Syncona Portfolio Limited is a holder of more than 5% of our capital stock.
(2) In connection with this transaction, Deep Track Capital, LP became a holder of more than 5% of our capital stock.
(3) In connection with this transaction, Qatar Investment Authority became a holder of more than 5% of our capital stock.
(4) In connection with this transaction, Armistice Capital, LLC became a holder of more than 5% of our capital stock.
(5) Entities affiliated with Blackstone collectively hold more than 5% of our capital stock.